Assets and liabilities held for sale (Tables)	12 Months Ended
Sep. 30, 2022
Assets and liabilities held for sale
Schedule of assets and liabilities that have been presented as held for sale

Details of the assets and liabilities held for sale are as follows:

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Assets held for sale
Cash and balances with central banks	-	7	-	-
Loans	-	1,015	-	1,015
Other financial assets	20	19	-	-
Life insurance assets	-	2,972	-	-
Deferred tax assets	-	8	-	-
Intangible assets	55	-	-	-
Other assets	-	167	-	-
Total assets held for sale	75	4,188	-	1,015
Liabilities held for sale
Other financial liabilities	31	28	-	3
Current tax liabilities	-	14	-	-
Life insurance liabilities	-	447	-	-
Provisions	1	35	-	7
Deferred tax liabilities	-	44	-	-
Other liabilities	-	269	-	-
Total liabilities held for sale	32	837	-	10